CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ (17,531)	$ 3,238	$ (57,346)
Other comprehensive income / (loss) (Actuarial gain / (loss))	73	(68)	0
Comprehensive income / (loss)	$ (17,458)	$ 3,170	$ (57,346)